Investment Securities, Available-for-sale Securities, Transaction Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Proceeds from sales and calls of securities available for sale, gross realized gains and gross realized losses [Abstract]
Proceeds from sales	$ 69,147,000	$ 160,820,000	$ 154,944,000
Proceeds from calls	251,927,000	256,384,000	1,049,442,000
Gross realized gains	720,000	1,702,000	2,584,000
Gross realized losses	3,000	80,000	423,000
Income tax expense recognized on net gains on sales and calls of securities available for sale	287,000	649,000	864,000
Securities available for sale pledged to secure short-term borrowings and for other purposes	$ 298,500,000	$ 316,700,000